CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Stockholders' Equity [Abstract]
Dividends declared per share	$ 0.1867	$ 0.5604	$ 0.2408